Rational/RGN Hedged Equity Fund

(the “Fund”)

Class A Shares: RNEAX	Class C Shares: RNECX	Institutional Shares: RNEIX

March 27, 2025

The information in this Supplement amends certain information contained in the currently effective Prospectus for the Fund dated September 27, 2024, as supplemented.

“Digital Assets Futures Contracts Risk” is hereby added to the table under the section of the Fund’s Prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Risks” as a non-principal investment risk of the Fund.

In addition, the following disclosure is hereby added to the section of the Fund’s Prospectus entitled “Additional Information About the Fund’s Principal Investment Strategies and Related Risks – Principal Investment Risks”:

Digital Assets Futures Contracts Risk. The Fund is indirectly exposed to risks of investing in digital assets through its investments in digital asset futures contracts, such as Bitcoin and/or Ether. In addition to the risks of futures contracts generally, the markets for digital asset futures contracts have additional unique risks. The markets for digital asset futures contracts may be less developed, less liquid and more volatile than more established futures markets. Digital assets such as Bitcoin and Ether are technological innovations with a limited history and, while the markets for the Bitcoin and Ether futures contracts markets have grown substantially since they commenced trading, there can be no assurance that this volume and growth will continue.

Digital asset futures contracts may be subject to larger collateral requirements and have exposure limits imposed by brokers and exchanges. These limits may impact the Fund’s ability to achieve its desired exposure. As with other futures markets, during periods of high volatility or illiquidity, it may be difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A materially adverse development in one or more of the factors that influences the liquidity of the market for digital assets futures may cause the market to become illiquid, for short or long periods. In such markets, the Fund’s Subsidiary may not be able to buy and sell digital asset futures contracts quickly (or at all) or at the desired price. Such market illiquidity may cause losses for the Fund.

The price of digital asset futures contracts is based on the expected price of the respective digital asset on certain digital asset exchanges on the expiration date of the digital asset futures contracts. Digital asset futures prices reflect the price of the respective digital asset on certain digital asset exchanges only, and not cash markets. The liquidity of markets for digital asset futures depends on, among other things: the supply and demand for the digital asset; the adoption of the digital asset for commercial uses; the anticipated increase of investments in and investment products related to the digital asset by retail and institutional investors; speculative interest in the digital asset, futures on the digital asset and investment products related to the digital asset; regulatory or other restrictions on investors’ ability to invest in digital asset futures; and the potential ability to hedge against the price of digital asset with the related digital asset futures (and vice versa).

*         *         *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated September 27, 2024, as supplemented, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-253-0412 or by writing to the Fund at c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

Rational/RGN Hedged Equity Fund

(the “Fund”)

Class A Shares: RNEAX	Class C Shares: RNECX	Institutional Shares: RNEIX

March 27, 2025

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information (“SAI”) for the Fund dated September 27, 2024, as supplemented.

_____________________________________________________________________________

The following information is added under the section of the Fund’s SAI entitled “Additional Information About Investments and Risks.”

Digital Assets Futures Contracts Risk. The Fund is indirectly exposed to risks of investing in digital assets through its investments in digital asset futures contracts, such as Bitcoin and/or Ether. In addition to the risks of futures contracts generally, the markets for digital asset futures contracts have additional unique risks. The markets for digital asset futures contracts may be less developed, less liquid and more volatile than more established futures markets. Digital assets such as Bitcoin and Ether are technological innovations with a limited history and, while the markets for the Bitcoin and Ether futures contracts markets have grown substantially since they commenced trading, there can be no assurance that this volume and growth will continue.

Digital asset futures contracts may be subject to larger collateral requirements and have exposure limits imposed by brokers and exchanges. These limits may impact the Fund’s ability to achieve its desired exposure. As with other futures markets, during periods of high volatility or illiquidity, it may be difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A materially adverse development in one or more of the factors that influences the liquidity of the market for digital assets futures may cause the market to become illiquid, for short or long periods. In such markets, the Fund’s Subsidiary may not be able to buy and sell digital asset futures contracts quickly (or at all) or at the desired price. Such market illiquidity may cause losses for the Fund.

The price of digital asset futures contracts is based on the expected price of the respective digital asset on certain digital asset exchanges on the expiration date of the digital asset futures contracts. Digital asset futures prices reflect the price of the respective digital asset on certain digital asset exchanges only, and not cash markets. The liquidity of markets for digital asset futures depends on, among other things: the supply and demand for the digital asset; the adoption of the digital asset for commercial uses; the anticipated increase of investments in and investment products related to the digital asset by retail and institutional investors; speculative interest in the digital asset, futures on the digital asset and investment products related to the digital asset; regulatory or other restrictions on investors’ ability to invest in digital asset futures; and the potential ability to hedge against the price of digital asset with the related digital asset futures (and vice versa).

*         *         *

You should read this Supplement in conjunction with the Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated September 27, 2024, as supplemented, which provides information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-800-253-0412 or by writing to the Fund at c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.